Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2005
Summary of Significant Accounting Policies (Details) [Line Items]
Loan held for sale	$ 667,000
Amortization of mortgage servicing rights	20,000	$ 13,000
Servicing mortgage loans	12,100,000	9,400,000
Servicing fees	$ 7,000	15,000
Description of mortage loans	We offer a mix of adjustable-rate and fixed-rate mortgage loans with terms up to 30 years for owner-occupied properties. For these properties a borrower may be able to borrow up to 95% of the value with private mortgage insurance. Alternatively, the borrower may be able to borrow up to 90% of the value through other programs offered by the bank.
Interest rate, percentage	80.00%
Nonresidential loan, percentage	80.00%
Consumer leading, description	Home equity loans are generally second mortgage loans subordinate only to first mortgages also held by the bank and do not exceed 80% of the estimated value of the property. We do offer home equity loans up to 90% of the estimated value to qualified borrowers and these loans carry a premium interest rate. Loans secured by savings are originated up to 90% of the depositor’s savings account balance and bear interest at a rate higher than the rate paid on the deposit account.
Fixed assets held for sale	$ 161,000	161,000
Income tax benefit, percentage	50.00%
Income tax benefit		63,000
Retirement and employee benefit plans, description	The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers. Total contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $138.3 million and $164.6 million for the plan years ended June 30, 2019 and 2018, respectively. Our contributions for fiscal 2020 and 2019 were not more than 5% of the total contributions made to the Pentegra DB Plan. Pension expense is the net contributions, which are based upon covered employees’ ages and salaries and are dependent upon the ultimate prescribed benefits of the participants and the funded status of the plan. The Company recognized expense related to the plans totaling approximately $935,000 and $1.2 million for the fiscal years ended June 30, 2020 and 2019, respectively. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. As of July 1, 2019, the most recent period for which information is available, the Banks had an adjusted funding target attainment percentage (“AFTAP”) of 86.98%. There are no funding improvement plans or surcharges to participants. Effective July 1, 2016, sponsorship of the plan was transferred to the Company, benefits ratios were standardized and prospectively each bank will contribute to the plan based generally on its pro rata share of future benefits. Effective April 1, 2019, the Company elected to freeze benefits to its employee participants.
Deferred compensation	$ 2,000	2,000
Deferred compensation liabilities	51,000	49,000
Loan repayment	528,000	765,000
Employee stock ownership plan expense	$ 135,000	$ 144,000
Employee stock ownership plan, shares (in Shares)	194,445	156,787
Employee stock ownership plan contribution	$ 280,000	$ 280,000
Fair value amount	0	13,000
Real estate ownership amount	$ 36,000	66,000
Maturity term description	For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and interest-bearing deposits in other financial institutions with original maturities of less than ninety days.
Goodwill amount			$ 14,500,000
Deposits from related parties	$ 3,300,000	$ 2,200,000
Operating segment	1
Goodwill impairment charge	$ 13,600,000
Common stock per share price (in Dollars per share)		$ 1.64
Goodwill, percentage	93.50%
Mortgage Servicing Rights [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization of mortgage servicing rights	$ 96,000	$ 76,000
Loans One To Four Family [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Interest rate, percentage	80.00%